Deposits	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Deposits
16	DEPOSITS

Deposits at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Non-interest-bearing demand deposits	¥21,611,514	¥19,853,552
Interest-bearing demand deposits	52,154,265	51,281,995
Deposits at notice	10,355,664	10,330,269
Time deposits	25,655,132	29,525,875
Negotiable certificates of deposit	11,220,285	11,880,938
Others(1)	7,464,667	7,422,661

Total deposits	¥128,461,527	¥130,295,290

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.